Digital Assets, Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
Digital Assets, Fair Value [Abstract]
Schedule of Crypto Asset Holdings

The following table presents information about the Company’s crypto asset holdings at December 31, 2025:

Crypto asset	Units held	Cost basis (USD)	Fair value (USD)
Solana (SOL)	13,000.23	$2,906,222	$1,630,827
Bitcoin (BTC)	–	–	–
Ethereum (ETH)	–	–	–
XRP	–	–	–
Total		$2,906,222	$1,630,827

Schedule of Activity in Digital Assets

The following table summarizes activity in digital assets for the year ended December 31, 2025 (in units):

	SOL Units	BTC Units	ETH Units	XRP Units
Balance at January 1, 2025	–	–	–	–
Purchases during the year	46,118.55	8.77	8.95	146,432.14
Sales during the year	(33,118.32)	(8.77)	(8.95)	(146,432.14)

Balance at December 31, 2025	13,000.23	–	–	–

	SOL (USD)	BTC (USD)	ETH (USD)	XRP (USD)	Total (USD)
Realised gains (Losses)	919,720	12,569	223	10,849	942,915
Unrealized gains (losses)	(1,275,395)	–	–	–	(1,275,395)
Net Gain/Loss	(355,675)	12,569	223	10,849	(332,480)